Expenses by Nature - Summary of Net Impairment Losses on Financial and Contract Asset (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Attribution of expenses by nature to their function
Net impairment losses on financial and contract assets	₺ (271,162)	₺ (349,595)	₺ (338,857)
Net impairment losses on financial and contract assets
Attribution of expenses by nature to their function
Net impairment losses on financial and contract assets	(271,162)	(349,595)	(338,857)
Operating expense	₺ (271,162)	₺ (349,595)	₺ (338,857)